CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

24.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2021.

PARENT COMPANY BALANCE SHEETS

	December 31, 2022	December 31, 2021
ASSETS
Current assets:
Cash and cash equivalents	$6,791	$8,758
Other receivables, net	3,524,253	204,400
Total current assets	3,531,044	213,158
Non-current assets:
Property, plant and equipment, net	3,731,963	3,937,222
Investment in subsidiaries	17,619,903	21,873,789
Total non-current assets	21,351,866	25,811,011
Total assets	$24,882,910	$26,024,169
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Other payables and accrued liabilities	$8,041,502	$8,364,775
Other payables - related party	3,799	9,188
Short-term loans	—	—
Convertible notes payable	—	—
Total current liabilities	8,045,301	8,373,963
Non-current liabilities	2,308,270	—
Total liabilities	10,353,571	8,373,963
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.01 par value, 100,000,000 shares authorized, 9,894,734, 5,382,383 shares issued and outstanding as of December 31, 2022 and 2021 respectively	98,947	53,824
Additional paid-in capital	44,145,826	36,281,992
Statutory reserves	2,143,252	2,143,252
Retained earnings	(35,113,598)	(25,748,542)
Accumulated other comprehensive losses	834,513	2,459,256
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	12,108,940	15,189,782
Non-controlling interest	2,420,399	2,460,424
Total equity	14,529,339	17,650,206
Total liabilities and shareholders’ equity	$24,882,910	$26,024,169

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
Operating expenses:
General and administrative expenses	$(2,621,808)	$(1,169,384)	$(1,307,167)
Research and development	(2,278,990)	—	—
Other income (expenses):
(Interest expense)/interest income	(100,314)	(169,366)	(175,386)
Other finance expenses	(6,998)	(10,442)	(18,442)
Equity income of subsidiaries and VIEs from continue operation	(4,396,971)	(60,199,373)	9,548,859
Equity income of subsidiaries and VIEs from discontinued operation	—	1,493,945	233,153

NET (LOSS) INCOME	(9,405,081)	(60,054,620)	8,281,017
FOREIGN CURRENCY
TRANSLATION ADJUSTMENT	(1,624,743)	717,560	3,220,363
COMPREHENSIVE (LOSS) INCOME	$(11,029,824)	$(59,337,060)	$11,501,380
Less: Comprehensive income attributable to non-controlling interest	(40,025)	(2,918,680)	111,404
Comprehensive income attributable to
Blue Hat Interactive Entertainment Technology shareholders	$(10,989,799)	$56,418,380	$11,389,976

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(9,405,081)	$(60,054,620)	$8,281,017
Net income from discontinued operation	—	1,493,945	233,153
Net income from continuing operation	(9,405,081)	(61,548,565)	8,047,864
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	4,396,971	60,199,373	(9,548,859)
Changes in operating assets and liabilities:
Depreciation of property and equipment	205,259	205,398	179,740
Other receivables	(3,319,855)	395,600	—
Other payables and accrued liabilities	(323,274)	5,869,181	925,409
Net cash used in operating activities	(8,445,980)	5,120,987	(395,846)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	—	—	(2,159,910)
Investment in subsidiary	(1,767,824)	(14,923,600)	(7,660,000)
Net cash used in investing activities	(1,767,824)	(14,923,600)	(9,819,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of new shares	—	—	2,110,845
Proceeds from secured convertible promissory note Bonds	—	—	739,189
Underwriter’s partial exercise of over-allotment option, net of issuance costs	7,908,956	12,830,780	—
Proceeds from initial public offering, net of issuance costs	—	—	—
Other payables related party	(5,389)	5,880	3,039
Proceeds from short-term loans		—	2,998,994
Repayment of short-term loans	—	(2,998,994)	—
Proceeds from long-term loans - related party	914,771	—	—
Repayment of convertible payables	—	(739,189)	—
Proceeds from convertible payables	1,393,499	—	—
Net cash used in investing activities	10,211,837	9,098,477	5,852,067
EFFECT OF EXCHANGE RATE ON CASH	—	—	—
NET CHANGES IN CASH AND CASH EQUIVALENTS	(1,967)	(704,136)	(4,363,689)
CASH AND CASH EQUIVALENTS, Beginning of year	8,758	712,894	5,076,583
CASH AND CASH EQUIVALENTS, end of year	$6,791	$8,758	$712,894

SUPPLEMENTAL CASH FLOW
INFORMATION:
Cash and cash equivalents	$6,791	$8,758	$712,894
Restricted cash	—	—	—
CASH AND CASH EQUIVALENTS, end of year	$6,791	$8,758	$712,894